Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
		Aug. 31, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Related Party Transaction [Line Items]
Due to sponsor	[1]		$ 118,641	$ 223,908	[2]
Conversion of advances to Hi-Crush Proppants LLC		$ 120,950	120,950
Equity method investment in PropX	[1]		10,232	0	[2]
Proppant Express Investments, LLC
Related Party Transaction [Line Items]
Equity method investment in PropX			10,232
Hi-Crush Services LLC
Related Party Transaction [Line Items]
Management and administrative services			4,938	5,260		$ 9,730
Goose Landing, LLC
Related Party Transaction [Line Items]
Purchases from related parties			0	$ 2,754		$ 1,385
Proppant Express Investments, LLC
Related Party Transaction [Line Items]
Purchases from related parties			1,566
Accounts payable, related party			1,553
Lease expense, related party			$ 124

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.